Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth the compensation information of our principal executive officer (the “PEO”), and the average compensation information of our other named executive officers (“Non-PEO NEOs”), both as reported in the Summary Compensation Table in this proxy statement and with certain adjustments to reflect the “compensation actually paid” (“CAP”, as calculated in accordance with the Securities and Exchange Commission (the “SEC”)) to such individuals, and certain measures of the company’s financial performance, for each of fiscal years 2024, 2023, and 2022.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Value of Initial Fixed $100 Investment Based on the Total Shareholder Return of the Company ($)	Net (Loss) Income ($ in thousands)
2024	1,305,311	1,249,339	609,298	574,315	7.37	(7,655)
2023	1,694,708	1,250,693	943,622	666,113	18.41	(15,944)
2022	760,571	597,551	407,559	365,217	16.47	(29,240)

(1) The PEO for each of the years presented is Bruce Rodgers. The Non-PEO NEOs for whom the average compensation is presented in this table for each of the years presented are Richard Russell and Ryan Duran.

(2) The amounts shown as CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the company’s NEO. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3, below.

PEO
Year	2022	2023	2024
SCT Total Compensation ($)	760,571	1,694,708	1,305,311
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	-	(844,848)	-
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	-	133,611	-
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	-	267,222	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(163,020)	-	(55,972)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-
Compensation Actually Paid ($)	597,551	1,250,693	1,249,339

Non-PEO
Year	2022	2023	2024
SCT Total Compensation ($)	815,118	1,887,244	1,218,506
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	-	(1,056,060)	-
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	-	167,014	-
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	-	334,028	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(84,684)	-	(69,695)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-
Compensation Actually Paid ($)	730,434	1,332,226	1,148,631

Named Executive Officers, Footnote

(1) The PEO for each of the years presented is Bruce Rodgers. The Non-PEO NEOs for whom the average compensation is presented in this table for each of the years presented are Richard Russell and Ryan Duran.

PEO Total Compensation Amount	$ 1,305,311	$ 1,694,708	$ 760,571
PEO Actually Paid Compensation Amount	$ 1,249,339	1,250,693	597,551
Adjustment To PEO Compensation, Footnote

PEO
Year	2022	2023	2024
SCT Total Compensation ($)	760,571	1,694,708	1,305,311
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	-	(844,848)	-
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	-	133,611	-
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	-	267,222	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(163,020)	-	(55,972)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-
Compensation Actually Paid ($)	597,551	1,250,693	1,249,339

Non-PEO NEO Average Total Compensation Amount	$ 609,298	943,622	407,559
Non-PEO NEO Average Compensation Actually Paid Amount	$ 574,315	666,113	365,217
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO
Year	2022	2023	2024
SCT Total Compensation ($)	815,118	1,887,244	1,218,506
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	-	(1,056,060)	-
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	-	167,014	-
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	-	-	-
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	-	334,028	-
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(84,684)	-	(69,695)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	-	-	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-
Compensation Actually Paid ($)	730,434	1,332,226	1,148,631

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between CAP to our PEO, the average CAP to our Non-PEO NEOs, and the company’s cumulative TSR over the three most recently completed fiscal years:
Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our PEO, the average CAP to our Non-PEO NEOs, and net loss attributable to the company over the three most recently completed fiscal years:

Total Shareholder Return Amount	$ 7.37	18.41	16.47
Net Income (Loss)	$ (7,655,000)	$ (15,944,000)	$ (29,240,000)
PEO Name	Bruce Rodgers	Bruce Rodgers	Bruce Rodgers
Non-PEO NEO Total Compensation Amount	$ 1,218,506	$ 1,887,244	$ 815,118
Non-PEO NEO Compensation Actually Paid Amount	1,148,631	1,332,226	730,434
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(844,848)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		133,611
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		267,222
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,972)		(163,020)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,056,060)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		167,014
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 334,028
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (69,695)		$ (84,684)